UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6310

GREENWICH STREET SERIES FUND
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800)-725-6666

Date of fiscal year end:  DECEMBER 31
Date of reporting period: JUNE 30, 2003

ITEM 1. REPORT TO STOCKHOLDERS.

      The SEMI-ANNUAL Report to Stockholders is filed herewith.

       Greenwich Street Series Fund Semi-Annual Report

                                                 Appreciation Portfolio

                                            Fundamental Value Portfolio

                                      Intermediate High Grade Portfolio

                                                          June 30, 2003

SEMI-ANNUAL REPORT FOR GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

Letter from the Chairman....................................    1

Schedules of Investments:

       Intermediate High Grade Portfolio....................    2

       Appreciation Portfolio...............................    4

       Fundamental Value Portfolio..........................    9

Statements of Assets and Liabilities........................   15

Statements of Operations....................................   16

Statements of Changes in Net Assets.........................   17

Notes to Financial Statements...............................   19

Financial Highlights........................................   23

SEMI-ANNUAL REPORT FOR GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                           [PHOTO R. JAY GERKEN]

                                                        R. JAY GERKEN, CFA
                                                        Chairman, President and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 23, 2003

 SCHEDULES OF INVESTMENTS (UNAUDITED)                              JUNE 30, 2003

                       INTERMEDIATE HIGH GRADE PORTFOLIO

        FACE
       AMOUNT                                                 SECURITY                              VALUE
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 51.5%
                                    U.S. Treasury Notes:
     $        225,000                 2.125% due 8/31/04........................................  $  227,822
              100,000                 7.875% due 11/15/04.......................................     109,168
              200,000                 6.750% due 5/15/05........................................     220,320
              150,000                 6.500% due 10/15/06.......................................     172,383
              150,000                 6.125% due 8/15/07........................................     173,561
              200,000               Federal Home Loan Bank, 5.125% due 3/6/06...................     217,880
                                    Federal Home Loan Mortgage Corp.:
              175,000                 Debentures, 5.000% due 1/15/04............................     178,718
              450,000                 Notes, 6.875% due 9/15/10.................................     551,215
------------------------------------------------------------------------------------------------------------
                                    TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                                    (Cost -- $1,667,771)........................................   1,851,067
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
        FACE
       AMOUNT           RATING(a)                             SECURITY                              VALUE
------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 31.3%
------------------------------------------------------------------------------------------------------------
BANKS/SAVINGS AND LOANS -- 6.5%
              100,000   A           Bank of America Corp., Notes, 7.800% due 2/15/10............     123,457
              100,000   A+          Wells Fargo & Co., Notes, 5.125% due 2/15/07................     109,489
------------------------------------------------------------------------------------------------------------
                                                                                                     232,946
------------------------------------------------------------------------------------------------------------
COMPUTERS -- 3.1%
              100,000   A+          IBM Corp., Notes, 5.400% due 10/1/08........................     111,847
------------------------------------------------------------------------------------------------------------
COSMETICS AND TOILETRIES -- 3.4%
              100,000   AA-         The Procter & Gamble Co., 6.875% due 9/15/09................     121,427
------------------------------------------------------------------------------------------------------------
FINANCE COMPANIES/CONSUMER CREDIT -- 12.0%
              100,000   BBB         Ford Motor Credit Co., Notes, 7.600% due 8/1/05.............     107,421
              100,000   AAA         General Electric Capital Corp., Notes, 5.450% due 1/15/13...     108,517
              100,000   A+          Merrill Lynch & Co., Notes, 5.350% due 6/15/04..............     103,907
              100,000   A+          Morgan Stanley, Notes, 6.100% due 4/15/06...................     110,160
------------------------------------------------------------------------------------------------------------
                                                                                                     430,005
------------------------------------------------------------------------------------------------------------
FOOD AND BEVERAGE -- 3.2%
              100,000   A           PepsiCo Inc., Notes, 5.700% due 11/1/08.....................     115,254
------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT -- 3.1%
              100,000   AAA         Quebec Province, Notes, 8.625% due 1/19/05..................     110,794
------------------------------------------------------------------------------------------------------------
                                    TOTAL CORPORATE BONDS AND NOTES (Cost -- $1,046,111)........   1,122,273
------------------------------------------------------------------------------------------------------------
        FACE
       AMOUNT                                                 SECURITY                              VALUE
------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 12.8%
                                    Federal National Mortgage Association (FNMA):
              137,763                 7.000% due 1/1/13.........................................     146,655
              298,993                 6.000% due 6/1/13.........................................     312,874
------------------------------------------------------------------------------------------------------------
                                    TOTAL MORTGAGE-BACKED SECURITIES (Cost -- $436,705).........     459,529
------------------------------------------------------------------------------------------------------------
                                    SUB-TOTAL INVESTMENTS (Cost -- $3,150,587)..................   3,432,869
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 2

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                       INTERMEDIATE HIGH GRADE PORTFOLIO

        FACE
       AMOUNT                                                 SECURITY                              VALUE
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.4%
             $157,000     Merrill Lynch & Co., 1.050% due 7/1/03; Proceeds at
                            maturity -- $157,005; (Fully collateralized by
                            various U.S. government and agency obligations,
                            3.500% to 11.250% due 11/15/04 to 2/15/26; Market
                            value -- $160,140) (Cost -- $157,000)...............................   $ 157,000

------------------------------------------------------------------------------------------------------------
                            TOTAL INVESTMENTS -- 100.0%
                            (Cost -- $3,307,587**)..............................................  $3,589,869
------------------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
** Aggregate cost for Federal income tax purposes is substantially the same. See page 14 for definitions of ratings.

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             APPRECIATION PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
COMMON STOCK -- 88.7%
---------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.2%
     80,500  Lockheed Martin Corp. ......................................  $  3,829,385
     47,000  United Technologies Corp. ..................................     3,329,010
---------------------------------------------------------------------------------------
                                                                              7,158,395
---------------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.2%
    118,000  Delphi Corp. ...............................................     1,018,340
---------------------------------------------------------------------------------------
BANKS -- 3.8%
    162,000  Bank One Corp. .............................................     6,023,160
     67,000  Fifth Third Bancorp.........................................     3,841,780
     41,000  M&T Bank Corp. .............................................     3,453,020
     40,000  U.S. Bancorp................................................       980,000
    107,500  Washington Mutual, Inc. ....................................     4,439,750
     80,700  Wells Fargo & Co. ..........................................     4,067,280
---------------------------------------------------------------------------------------
                                                                             22,804,990
---------------------------------------------------------------------------------------
BEVERAGES -- 2.1%
     53,000  The Coca-Cola Co. ..........................................     2,459,730
    228,380  PepsiCo, Inc. ..............................................    10,162,910
---------------------------------------------------------------------------------------
                                                                             12,622,640
---------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.3%
    107,650  Amgen, Inc.+................................................     7,152,266
     25,345  Vicuron Pharmaceuticals, Inc.+..............................       359,392
---------------------------------------------------------------------------------------
                                                                              7,511,658
---------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.6%
    164,000  Masco Corp. ................................................     3,911,400
---------------------------------------------------------------------------------------
CHEMICALS -- 2.5%
    201,000  E.I. du Pont de Nemours & Co. ..............................     8,369,640
    135,800  PPG Industries, Inc. .......................................     6,890,492
---------------------------------------------------------------------------------------
                                                                             15,260,132
---------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 2.1%
     67,000  Automatic Data Processing Inc. .............................     2,268,620
     27,000  ChoicePoint Inc.+...........................................       932,040
     80,600  First Data Corp. ...........................................     3,340,064
    248,900  Waste Management, Inc. .....................................     5,996,001
---------------------------------------------------------------------------------------
                                                                             12,536,725
---------------------------------------------------------------------------------------
COMMINGLED FUND -- 0.1%
    100,000  iShares MSCI Japan Index Fund+..............................       727,000
---------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.7%
    105,000  3Com Corp.+.................................................       491,400
    202,450  Cisco Systems, Inc.+........................................     3,378,891
    202,126  Corning, Inc.+..............................................     1,493,711
    537,000  Motorola, Inc. .............................................     5,063,910
---------------------------------------------------------------------------------------
                                                                             10,427,912
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             APPRECIATION PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 1.3%
    268,000  Gateway, Inc.+..............................................  $    978,200
     73,850  International Business Machines Corp. ......................     6,092,625
    134,000  Maxtor Corp.+...............................................     1,006,340
---------------------------------------------------------------------------------------
                                                                              8,077,165
---------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.6%
    202,476  SBC Communications Inc. ....................................     5,173,262
    107,000  Verizon Communications Inc. ................................     4,221,150
---------------------------------------------------------------------------------------
                                                                              9,394,412
---------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.1%
    107,000  Cinergy Corp. ..............................................     3,936,530
     27,000  Public Service Enterprise Group Inc. .......................     1,140,750
     40,000  The Southern Co. ...........................................     1,246,400
---------------------------------------------------------------------------------------
                                                                              6,323,680
---------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.2%
    190,000  American Power Conversion Corp.+............................     2,962,100
    175,000  Molex Inc., Class A Shares..................................     4,056,325
---------------------------------------------------------------------------------------
                                                                              7,018,425
---------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 1.7%
    238,000  AVX Corp. ..................................................     2,615,620
     85,731  Mettler-Toledo International Inc.+..........................     3,142,041
    428,000  Solectron Corp.+............................................     1,600,720
203,500....  Vishay Intertechnology, Inc.+...............................     2,686,200
---------------------------------------------------------------------------------------
                                                                             10,044,581
---------------------------------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 1.4%
     80,000  Global Santa Fe Corp. ......................................     1,867,200
    133,400  Schlumberger Ltd. ..........................................     6,345,838
---------------------------------------------------------------------------------------
                                                                              8,213,038
---------------------------------------------------------------------------------------
FOOD AND DRUG RETAILING -- 0.8%
    164,400  Walgreen Co. ...............................................     4,948,440
---------------------------------------------------------------------------------------
FOOD PRODUCTS -- 4.1%
    103,000  General Mills, Inc. ........................................     4,883,230
    161,000  H.J. Heinz Co. .............................................     5,309,780
     67,050  Hershey Foods Corp. ........................................     4,670,703
     94,000  Kraft Foods, Inc. ..........................................     3,059,700
18,600.....  Tejon Ranch Co.+............................................       559,860
    108,200  Wm. Wrigley Jr. Co. ........................................     6,084,086
---------------------------------------------------------------------------------------
                                                                             24,567,359
---------------------------------------------------------------------------------------
GAS UTILITIES -- 0.2%
     40,000  KeySpan Corp................................................     1,418,000
---------------------------------------------------------------------------------------
HEALTHCARE - EQUIPMENT AND SUPPLIES -- 0.3%
     14,000  C.R. Bard, Inc. ............................................       998,340
     40,000  Dade Behring Holdings Inc.+.................................       918,800
---------------------------------------------------------------------------------------
                                                                              1,917,140
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             APPRECIATION PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 0.6%
    163,675  Fairmont Hotels & Resorts Inc. .............................  $  3,829,995
---------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 3.1%
    240,900  Kimberly-Clark Corp. .......................................    12,560,526
     68,000  The Procter & Gamble Co. ...................................     6,064,240
---------------------------------------------------------------------------------------
                                                                             18,624,766
---------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 5.1%
    118,600  3M Co. .....................................................    15,297,028
    121,350  Canadian Pacific Ltd. ......................................     2,742,510
    429,719  General Electric Co. .......................................    12,324,341
---------------------------------------------------------------------------------------
                                                                             30,363,879
---------------------------------------------------------------------------------------
INSURANCE -- 11.7%
     80,395  American International Group, Inc. .........................     4,436,196
        595  Berkshire Hathaway Inc., Class A Shares+....................    43,137,500
     67,100  The Chubb Corp. ............................................     4,026,000
    137,500  Old Republic International Corp. ...........................     4,712,125
    376,500  The St. Paul Cos., Inc. ....................................    13,746,015
---------------------------------------------------------------------------------------
                                                                             70,057,836
---------------------------------------------------------------------------------------
MEDIA -- 8.5%
    309,825  AOL Time Warner, Inc.+......................................     4,985,084
    173,938  Cablevision Systems Corp. -- New York Group, Class A
             Shares+.....................................................     3,610,953
    267,900  Comcast Corp., Class A Shares+..............................     7,723,557
     87,700  Gannett Co., Inc. ..........................................     6,736,237
     80,500  InterActiveCorp.+...........................................     3,185,385
    400,000  Liberty Media Corp., Class A Shares+........................     4,624,000
     96,300  Meredith Corp. .............................................     4,237,200
    150,400  SBS Broadcasting S.A.+......................................     2,684,640
    124,500  Shaw Communications Inc., Class B Shares....................     1,674,525
     81,157  Viacom Inc., Class B Shares+................................     3,543,315
    404,100  The Walt Disney Co. ........................................     7,980,975
---------------------------------------------------------------------------------------
                                                                             50,985,871
---------------------------------------------------------------------------------------
METALS AND MINING -- 1.8%
    108,700  Alcoa Inc. .................................................     2,771,850
    121,000  Newmont Mining Corp. .......................................     3,927,660
     80,500  Nucor Corp. ................................................     3,932,425
---------------------------------------------------------------------------------------
                                                                             10,631,935
---------------------------------------------------------------------------------------
MULTILINE RETAIL -- 3.2%
    230,500  Costco Wholesale Corp.+.....................................     8,436,300
     40,000  Kohl's Corp.+...............................................     2,055,200
    160,748  Wal-Mart Stores Inc. .......................................     8,627,345
---------------------------------------------------------------------------------------
                                                                             19,118,845
---------------------------------------------------------------------------------------
OIL AND GAS -- 6.0%
    147,100  BP PLC, Sponsored ADR.......................................     6,181,142
     40,500  Canadian Natural Resources Ltd. ............................     1,616,355
    383,582  EnCana Corp. ...............................................    14,718,041

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             APPRECIATION PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
OIL AND GAS -- 6.0% (CONTINUED)
    336,718  Exxon Mobil Corp. ..........................................  $ 12,091,543
     84,500  Suncor Energy, Inc. ........................................     1,584,375
---------------------------------------------------------------------------------------
                                                                             36,191,456
---------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 1.0%
     40,000  International Paper Co. ....................................     1,429,200
     80,500  Weyerhaeuser Co. ...........................................     4,347,000
---------------------------------------------------------------------------------------
                                                                              5,776,200
---------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.9%
    349,980  The Gillette Co. ...........................................    11,150,363
---------------------------------------------------------------------------------------
PHARMACEUTICALS -- 6.8%
     13,400  Atherogenics, Inc.+.........................................       200,062
     33,377  Eli Lilly & Co. ............................................     2,302,012
    213,308  Johnson & Johnson...........................................    11,028,024
    116,660  Merck & Co., Inc. ..........................................     7,063,763
    521,636  Pfizer Inc. ................................................    17,813,869
     54,975  Wyeth.......................................................     2,504,111
---------------------------------------------------------------------------------------
                                                                             40,911,841
---------------------------------------------------------------------------------------
REAL ESTATE -- 2.0%
    174,550  Forest City Enterprises, Inc., Class A Shares...............     7,235,098
    150,400  The St. Joe Co. ............................................     4,692,480
---------------------------------------------------------------------------------------
                                                                             11,927,578
---------------------------------------------------------------------------------------
ROAD AND RAIL -- 1.5%
    156,500  Burlington Northern Santa Fe Corp. .........................     4,450,860
             Florida East Coast Industries, Inc.:
    136,800    Class A Shares............................................     3,495,240
     31,869    Class B Shares............................................       793,538
---------------------------------------------------------------------------------------
                                                                              8,739,638
---------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 1.9%
    825,962  Agere Systems Inc., Class A Shares+.........................     1,924,491
    139,500  Cirrus Logic, Inc.+.........................................       560,790
    269,029  Intel Corp. ................................................     5,591,499
    201,600  Texas Instruments Inc. .....................................     3,548,160
---------------------------------------------------------------------------------------
                                                                             11,624,940
---------------------------------------------------------------------------------------
SOFTWARE -- 4.0%
    807,736  Microsoft Corp. ............................................    20,686,119
     78,000  ScanSoft, Inc.+.............................................       423,540
    205,000  Sybase, Inc.+...............................................     2,851,550
---------------------------------------------------------------------------------------
                                                                             23,961,209
---------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.3%
     14,000  The Home Depot, Inc. .......................................       463,680
     80,000  The TJX Cos., Inc. .........................................     1,507,200
---------------------------------------------------------------------------------------
                                                                              1,970,880
---------------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $470,143,370)...................   531,768,664
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                             APPRECIATION PORTFOLIO

   FACE
  AMOUNT                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 0.0%
---------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.0%
$    40,000  Pemex Finance Ltd., Notes, 9.030% due 2/15/11
             (Cost -- $42,362)...........................................  $     49,328
---------------------------------------------------------------------------------------
             SUB-TOTAL INVESTMENTS
             (Cost -- $470,185,732)......................................   531,817,992
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.3%
 67,509,000  Morgan Stanley, 1.050% due 7/1/03; Proceeds at
               maturity -- $67,510,969;
               (Fully collateralized by U.S. Treasury Strips, 0.000% due
               8/15/03 to 11/15/28; Market value -- $69,534,627)
               (Cost -- $67,509,000).....................................    67,509,000
---------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0%
             (Cost -- $537,694,732*).....................................  $599,326,992
---------------------------------------------------------------------------------------

 +   Non-income producing security.
 *   Aggregate cost for Federal income tax purposes is
     substantially the same.

     Abbreviation used in this schedule:
     ------------------------------------------------------------
     ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                          FUNDAMENTAL VALUE PORTFOLIO

       SHARES                                     SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCK -- 93.6%
--------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.3%
         126,300        Goodrich Corp. .............................................  $  2,652,300
         200,000        Honeywell International Inc. ...............................     5,370,000
         150,000        Raytheon Co. ...............................................     4,926,000
--------------------------------------------------------------------------------------------------
                                                                                        12,948,300
--------------------------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.3%
         174,000        Delphi Automotive Systems Corp. ............................     1,501,620
--------------------------------------------------------------------------------------------------
BANKS -- 2.3%
         180,600        The Bank of New York Co., Inc. .............................     5,192,250
         200,000        Bank One Corp. .............................................     7,436,000
             100        Mellon Financial Corp. .....................................         2,775
--------------------------------------------------------------------------------------------------
                                                                                        12,631,025
--------------------------------------------------------------------------------------------------
BEVERAGES -- 1.2%
         144,500        PepsiCo, Inc. ..............................................     6,430,250
--------------------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.4%
         441,200        Aphton Corp. (a)............................................     3,635,488
         183,750        Enzo Biochem, Inc. (a)(b)...................................     3,954,300
--------------------------------------------------------------------------------------------------
                                                                                         7,589,788
--------------------------------------------------------------------------------------------------
CHEMICALS -- 3.2%
         217,900        Cabot Corp. ................................................     6,253,730
         200,000        The Dow Chemical Co. .......................................     6,192,000
         291,200        IMC Global Inc. ............................................     1,953,952
           5,970        Monsanto Co. ...............................................       129,191
          95,000        Rohm & Hass Co. ............................................     2,947,850
--------------------------------------------------------------------------------------------------
                                                                                        17,476,723
--------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 2.2%
          51,700        NDCHealth Corp. (b).........................................       948,695
         152,400        Sabre Holdings Corp. (a)....................................     3,756,660
         300,000        Waste Management, Inc. .....................................     7,227,000
--------------------------------------------------------------------------------------------------
                                                                                        11,932,355
--------------------------------------------------------------------------------------------------
COMMINGLED FUND -- 1.0%
         252,300        Utilities Select Sector SPDR Fund (b) ......................     5,580,876
--------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 3.6%
         548,000        3Com Corp. (a) .............................................     2,564,640
         146,000        Corning Inc. (a) ...........................................     1,078,940
       1,500,000        Lucent Technologies Inc. (a)(b) ............................     3,045,000
         800,000        Motorola, Inc. .............................................     7,544,000
         350,000        Nokia Oyj, Sponsored ADR....................................     5,750,500
--------------------------------------------------------------------------------------------------
                                                                                        19,983,080
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                          FUNDAMENTAL VALUE PORTFOLIO

       SHARES                                     SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 1.7%
         100,000        Electronics for Imaging, Inc. (a)(b)........................  $  2,029,000
         250,000        Hewlett-Packard Co. ........................................     5,325,000
         300,000        Maxtor Corp. (a)............................................     2,253,000
--------------------------------------------------------------------------------------------------
                                                                                         9,607,000
--------------------------------------------------------------------------------------------------
CONSTRUCTION AND ENGINEERING -- 0.1%
          16,900        Fluor Corp. ................................................       568,516
--------------------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.6%
         242,000        Smurfit-Stone Container Corp. (a)...........................     3,153,260
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 4.3%
         200,000        American Express Co. .......................................     8,362,000
         150,400        Countrywide Financial Corp. ................................    10,463,328
         123,900        State Street Corp. .........................................     4,881,660
--------------------------------------------------------------------------------------------------
                                                                                        23,706,988
--------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.8%
         227,380        Ericsson (LM), Sponsored ADR (a)(b).........................     2,417,049
         285,000        Nippon Telegraph & Telephone Corp., Sponsored ADR (b).......     5,643,000
         300,000        SBC Communications, Inc. ...................................     7,665,000
--------------------------------------------------------------------------------------------------
                                                                                        15,725,049
--------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.5%
          50,000        Emerson Electric Co. .......................................     2,555,000
--------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 3.1%
         396,000        Agilent Technologies, Inc. (a)..............................     7,741,800
         160,000        Flextronics International Ltd. (a)..........................     1,662,400
       2,000,000        Solectron Corp. (a)(b)......................................     7,480,000
--------------------------------------------------------------------------------------------------
                                                                                        16,884,200
--------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 1.6%
         254,100        GlobalSantaFe Corp. ........................................     5,930,694
         132,500        Transocean Inc. (b).........................................     2,911,025
--------------------------------------------------------------------------------------------------
                                                                                         8,841,719
--------------------------------------------------------------------------------------------------
FOOD AND DRUG RETAILING -- 0.8%
         212,600        Safeway, Inc. ..............................................     4,349,796
--------------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.8%
         330,750        Archer-Daniels-Midland Co. .................................     4,256,753
--------------------------------------------------------------------------------------------------
HEALTHCARE - PROVIDERS AND SERVICES -- 5.0%
         300,000        Health Net, Inc. (a)........................................     9,885,000
         150,000        IMS Health, Inc. ...........................................     2,698,500
         138,000        McKesson Corp. .............................................     4,932,120
         200,000        UnitedHealth Group Inc. ....................................    10,050,000
--------------------------------------------------------------------------------------------------
                                                                                        27,565,620
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                          FUNDAMENTAL VALUE PORTFOLIO

       SHARES                                     SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 4.0%
         350,000        Carnival Corp. .............................................  $ 11,378,500
         350,000        McDonald's Corp. ...........................................     7,721,000
         125,000        Royal Caribbean Cruises Ltd. (b)............................     2,895,000
--------------------------------------------------------------------------------------------------
                                                                                        21,994,500
--------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.4%
         310,000        Fleetwood Enterprises, Inc. (a)(b)..........................     2,294,000
--------------------------------------------------------------------------------------------------
INSURANCE -- 9.4%
         167,800        The Allstate Corp. .........................................     5,982,070
         134,000        Ambac Financial Group, Inc. ................................     8,877,500
         115,200        The Chubb Corp. ............................................     6,912,000
         101,300        The Hartford Financial Services Group, Inc. ................     5,101,468
         173,150        MBIA, Inc. .................................................     8,441,063
         135,500        MGIC Investment Corp. (b)...................................     6,319,720
         212,700        Radian Group, Inc. .........................................     7,795,455
         185,000        UnumProvident Corp. ........................................     2,480,850
--------------------------------------------------------------------------------------------------
                                                                                        51,910,126
--------------------------------------------------------------------------------------------------
INTERNET SOFTWARE AND SERVICES -- 0.6%
         485,000        RealNetworks, Inc. (a)(b)...................................     3,288,300
--------------------------------------------------------------------------------------------------
IT CONSULTING AND SERVICES -- 1.3%
         600,000        Unisys Corp. (a)............................................     7,368,000
--------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT AND PRODUCTS -- 4.2%
         175,000        Callaway Golf Co. (b).......................................     2,313,500
         156,300        Eastman Kodak Co. ..........................................     4,274,805
         662,500        Hasbro, Inc. (b)............................................    11,587,125
         250,000        Mattel, Inc. ...............................................     4,730,000
--------------------------------------------------------------------------------------------------
                                                                                        22,905,430
--------------------------------------------------------------------------------------------------
MACHINERY -- 2.6%
          50,000        Caterpillar Inc. ...........................................     2,783,000
          64,000        Deere & Co. ................................................     2,924,800
          63,200        Ingersoll-Rand Co., Class A Shares (b)......................     2,990,624
          39,000        PACCAR Inc. ................................................     2,634,840
         135,000        Pall Corp...................................................     3,037,500
--------------------------------------------------------------------------------------------------
                                                                                        14,370,764
--------------------------------------------------------------------------------------------------
MEDIA -- 8.2%
         830,700        AOL Time Warner, Inc. (a)...................................    13,365,963
         169,400        Comcast Corp., Class A Shares (a)...........................     4,883,802
         625,000        Liberty Media Corp., Class A Shares (a).....................     7,225,000
         470,800        Metro-Goldwyn-Mayer Inc. (a)................................     5,847,336
         225,000        The News Corp., Ltd., Sponsored ADR (b).....................     6,810,750
         350,000        The Walt Disney Co. ........................................     6,912,500
--------------------------------------------------------------------------------------------------
                                                                                        45,045,351
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                          FUNDAMENTAL VALUE PORTFOLIO

       SHARES                                     SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
METALS AND MINING -- 3.4%
         300,000        Alcoa Inc. .................................................  $  7,650,000
         132,500        Allegheny Technologies, Inc. ...............................       874,500
         350,000        Brush Engineered Materials Inc. (a).........................     2,922,500
         136,900        Kaiser Aluminum Corp. (a)(b)................................         5,476
         172,100        Newmont Mining Corp. (b)....................................     5,586,366
         180,000        RTI International Metals, Inc. (a)..........................     1,949,400
--------------------------------------------------------------------------------------------------
                                                                                        18,988,242
--------------------------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.2%
          30,000        Federated Department Stores, Inc. (a).......................     1,105,500
--------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
          63,300        IKON Office Solutions, Inc. (b).............................       563,370
--------------------------------------------------------------------------------------------------
OIL AND GAS -- 4.2%
          38,800        Amerada Hess Corp. .........................................     1,908,184
         115,000        Anadarko Petroleum Corp. ...................................     5,114,050
         115,000        ChevronTexaco Corp. ........................................     8,303,000
          82,800        Devon Energy Corp. .........................................     4,421,520
          60,000        Murphy Oil Corp. ...........................................     3,156,000
--------------------------------------------------------------------------------------------------
                                                                                        22,902,754
--------------------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 2.0%
         155,200        Georgia Pacific Corp. ......................................     2,941,040
         145,700        Weyerhaeuser Co. ...........................................     7,867,800
--------------------------------------------------------------------------------------------------
                                                                                        10,808,840
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 6.8%
         135,000        Abbott Laboratories.........................................     5,907,600
         174,400        Bentley Pharmaceuticals, Inc. (a)(b)........................     2,293,360
         179,000        Bristol-Myers Squibb Co. ...................................     4,859,850
         800,000        Elan Corp. PLC, Sponsored ADR (a)(b)........................     4,512,000
         100,000        Johnson & Johnson...........................................     5,170,000
         244,000        Pfizer Inc. ................................................     8,332,600
         135,000        Wyeth.......................................................     6,149,250
--------------------------------------------------------------------------------------------------
                                                                                        37,224,660
--------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 3.4%
         253,000        Intel Corp. ................................................     5,258,352
         250,000        Lattice Semiconductor Corp. (a)(b)..........................     2,057,500
         355,000        LSI Logic Corp. (a).........................................     2,513,400
         520,700        Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR
                        (a)(b)......................................................     5,248,656
         215,000        Texas Instruments Inc. .....................................     3,784,000
--------------------------------------------------------------------------------------------------
                                                                                        18,861,908
--------------------------------------------------------------------------------------------------
SOFTWARE -- 1.7%
         150,000        Adobe Systems, Inc. ........................................     4,810,500
         556,000        Micromuse Inc. (a)(b).......................................     4,442,440
--------------------------------------------------------------------------------------------------
                                                                                         9,252,940
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                          FUNDAMENTAL VALUE PORTFOLIO

       SHARES                                     SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.5%
         148,000        The Gap, Inc. ..............................................  $  2,776,480
         172,900        The Home Depot, Inc. .......................................     5,726,448
--------------------------------------------------------------------------------------------------
                                                                                         8,502,928
--------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
          35,000        Mobile Telesystems, Sponsored ADR (a)(b)....................     2,065,000
         125,000        Vodafone Group PLC, Sponsored ADR (b).......................     2,456,250
--------------------------------------------------------------------------------------------------
                                                                                         4,521,250
--------------------------------------------------------------------------------------------------
                        TOTAL COMMON STOCK (Cost -- $477,235,899)...................   515,196,781
--------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.9%
         417,734        Solectron Corp., Exchangeable 7.250% (Cost -- $8,184,016)...     4,904,197
--------------------------------------------------------------------------------------------------
FOREIGN STOCK -- 0.8%
         150,000        SONY CORP. (Cost -- $5,637,035).............................     4,230,111
--------------------------------------------------------------------------------------------------
                        SUB-TOTAL INVESTMENTS (Cost -- $491,056,950)................   524,331,089
--------------------------------------------------------------------------------------------------
      FACE
     AMOUNT                                    SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.7%
     $25,745,000        Merrill Lynch & Co., 1.050% due 7/1/03; Proceeds at
                          maturity -- $25,745,751;
                          (Fully collateralized by various U.S. government and
                          agency obligations,
                          3.500% to 11.250% due 11/15/04 to 2/15/26; Market
                          value -- $26,259,903) (Cost -- $25,745,000)...............    25,745,000
--------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100.0%
                        (Cost -- $516,801,950*).....................................  $550,076,089
--------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(b) All or a portion of this security is on loan (See Note 7).
 * Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviations used in this schedule:
   ADR -- American Depositary Receipt
   SPDR -- Standard & Poor's Depositary Receipt

 LOANED SECURITIES COLLATERAL (UNAUDITED)                          JUNE 30, 2003

        FACE
       AMOUNT                                     SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
    $ 61,589,004        State Street Navigator Securities Lending Trust Prime
                        Portfolio
                        (Cost -- $61,589,004).......................................   $61,589,004
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA          --   Bonds rated "AAA" have the highest rating assigned by
                  Standard & Poor's. Capacity to pay interest and repay
                  principal is extremely strong.

AA           --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A            --   Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and
                  economic conditions than bonds in higher rated categories.

BB, B,       --   Bonds rated BB, B, CCC, CC and C are regarded, on balance,
CCC,              as predominantly speculative with respect to the issuer's
CC and C          capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest
                  degree of speculation and C the highest degree of
                  speculation. While such bonds will likely have some quality and protective characteristics, these are outweighted by
                  large uncertainties or major risk exposures to adverse
                  conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Ba" where 1 is the highest and 3 the lowest rating within its generic category.

Aaa          --   Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are
                  generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin
                  and principal is secure. While the various protective
                  elements are likely to change, such changes as can be
                  visualized are most unlikely to impair the fundamentally
                  strong position of such issues.

Aa           --   Bonds rated "Aa" are judged to be of high quality by all
                  standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated
                  lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of
                  protective elements may be of greater amplitude or there may be other elements present which make the long-term risks
                  appear somewhat larger than in "Aaa" securities.

A            --   Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations.
                  Factors giving security to principal and interest are
                  considered adequate but elements may be present which
                  suggest a susceptibility to impairment some time in the
                  future.

Baa          --   Bonds rated "Baa" are considered to be medium grade
                  obligations, i.e., they are neither highly protected nor
                  poorly secured. Interest payments and principal security
                  appear adequate for the present but certain protective
                  elements may be lacking or may be characteristically
                  unreliable over any great length of time. Such bonds lack
                  outstanding investment characteristics and in fact have
                  speculative characteristics as well.

Ba           --   Bonds rated "Ba" are judged to have speculative elements:
                  their future cannot be considered as well assured. Often the protection of interest and principal payments may be very
                  moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position
                  characterizes bonds in this class.

NR           --   Indicates that the bond is not rated by Standard & Poor's or
                  Moody's.

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  JUNE 30, 2003

                                                              INTERMEDIATE                    FUNDAMENTAL
                                                               HIGH GRADE     APPRECIATION       VALUE
                                                               PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost.....................................    $3,150,587     $470,185,732    $491,056,950
  Repurchase agreements, at cost...........................       157,000       67,509,000      25,745,000
  Loaned securities collateral, at cost (Note 7)...........            --               --      61,589,004
  Foreign currency, at cost................................            --               --          98,409
----------------------------------------------------------------------------------------------------------
  Investments, at value....................................    $3,432,869     $531,817,992    $524,331,089
  Repurchase agreements, at value..........................       157,000       67,509,000      25,745,000
  Loaned securities collateral, at value (Note 7)..........            --               --      61,589,004
  Foreign currency, at value...............................            --               --          98,766
  Cash.....................................................            43              653             934
  Receivable for securities sold...........................            --        9,656,208              --
  Receivable for Fund shares sold..........................            --          533,180         365,884
  Dividends and interest receivable........................        49,335          674,455         633,680
----------------------------------------------------------------------------------------------------------
  TOTAL ASSETS.............................................     3,639,247      610,191,488     612,764,357
----------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund shares purchased........................         5,523           99,588          43,904
  Investment advisory fees payable.........................         1,126          276,611         359,694
  Administration fees payable..............................           652          100,544          91,722
  Payable for loaned securities collateral (Note 7)........            --               --      61,589,004
  Payable for securities purchased.........................            --        1,893,475              --
  Accrued expenses.........................................        13,721           62,006          36,172
----------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES........................................        21,022        2,432,224      62,120,496
----------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS...........................................    $3,618,225     $607,759,264    $550,643,861
----------------------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest...............    $      382     $     31,466    $     32,919
  Capital paid in excess of par value......................     3,796,944      615,148,869     544,262,476
  Undistributed net investment income......................        25,754        1,903,229       1,989,341
  Accumulated net realized loss from investment
     transactions, futures contracts and options...........      (487,137)     (70,956,399)    (28,915,371)
  Net unrealized appreciation of investments and foreign
     currencies............................................       282,282       61,632,099      33,274,496
----------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS...........................................    $3,618,225     $607,759,264    $550,643,861
----------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING.........................................       382,001       31,465,839      32,918,757
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, PER SHARE.................................         $9.47           $19.31          $16.73
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                                                INTERMEDIATE                    FUNDAMENTAL
                                                                 HIGH GRADE     APPRECIATION       VALUE
                                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest..................................................      $86,625       $   275,686     $   194,806
  Dividends.................................................           --         3,654,947       3,534,629
  Less: Foreign withholding tax.............................           --           (35,136)        (27,624)
-----------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME...................................       86,625         3,895,497       3,701,811
-----------------------------------------------------------------------------------------------------------
EXPENSES:
  Audit and legal...........................................        9,296            13,145          13,425
  Investment advisory fees (Note 2).........................        7,202         1,527,311       1,324,565
  Custody...................................................        5,402            16,508          15,678
  Administration fees (Note 2)..............................        3,601           555,386         481,660
  Shareholder servicing fees................................        2,486             2,486           2,486
  Trustees' fees............................................          710             6,125           6,005
  Shareholder communications................................          636            20,344          21,802
  Other.....................................................        1,652             4,513           3,446
-----------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES............................................       30,985         2,145,818       1,869,067
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME.......................................       55,640         1,749,679       1,832,744
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS, OPTIONS AND FOREIGN CURRENCIES (NOTES 3, 4 AND
5):
  Realized Gain (Loss) From:
     Investment transactions................................        2,914        (7,582,469)      1,320,899
     Futures contracts......................................           --          (301,641)             --
     Options written........................................           --                --        (422,287)
     Foreign currency transactions..........................           --            (1,018)          7,310
-----------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS)..................................        2,914        (7,885,128)        905,922
-----------------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation From:
     Investments............................................       30,315        59,611,113      67,315,587
     Foreign currencies.....................................           --               503          (1,177)
-----------------------------------------------------------------------------------------------------------
  INCREASE IN NET UNREALIZED APPRECIATION...................       30,315        59,611,616      67,314,410
-----------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS AND
  FOREIGN CURRENCIES........................................       33,229        51,726,488      68,220,332
-----------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS......................      $88,869       $53,476,167     $70,053,076
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)   FOR THE SIX MONTHS ENDED JUNE
30, 2003

                                                              INTERMEDIATE                    FUNDAMENTAL
                                                               HIGH GRADE     APPRECIATION       VALUE
                                                               PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income...................................     $   55,640     $  1,749,679    $  1,832,744
  Net realized gain (loss)................................          2,914       (7,885,128)        905,922
  Increase in net unrealized appreciation.................         30,315       59,611,616      67,314,410
----------------------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS..................         88,869       53,476,167      70,053,076
----------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares........................         46,070       25,358,341      22,092,882
  Cost of shares reacquired...............................       (182,550)     (19,729,892)    (14,448,555)
----------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM
     FUND SHARE TRANSACTIONS..............................       (136,480)       5,628,449       7,644,327
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS.........................        (47,611)      59,104,616      77,697,403
NET ASSETS:
  Beginning of period.....................................      3,665,836      548,654,648     472,946,458
----------------------------------------------------------------------------------------------------------
  END OF PERIOD*..........................................     $3,618,225     $607,759,264    $550,643,861
----------------------------------------------------------------------------------------------------------
 * Includes undistributed net investment income of:.......        $25,754       $1,903,229      $1,989,341
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS        FOR THE YEAR ENDED DECEMBER 31, 2002

                                                              INTERMEDIATE                    FUNDAMENTAL
                                                               HIGH GRADE    APPRECIATION        VALUE
                                                               PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $   122,600    $   3,987,824   $   3,405,120
  Net realized gain (loss)..................................       55,029      (36,158,067)    (28,730,241)
  Changes in net unrealized appreciation (depreciation).....      126,152      (87,943,946)   (100,096,746)
----------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........      303,781     (120,114,189)   (125,421,867)
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................     (426,903)      (8,932,946)     (5,637,699)
  Net realized gains........................................           --               --      (8,995,184)
----------------------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
     SHAREHOLDERS...........................................     (426,903)      (8,932,946)    (14,632,883)
----------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares..........................      343,720       84,985,993     159,834,889
  Net asset value of shares issued for reinvestment of
     dividends..............................................      426,903        8,932,946      14,632,883
  Cost of shares reacquired.................................   (1,552,861)     (54,648,490)    (34,881,801)
----------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
     TRANSACTIONS...........................................     (782,238)      39,270,449     139,585,971
----------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS......................................     (905,360)     (89,776,686)       (468,779)
NET ASSETS:
  Beginning of year.........................................    4,571,196      638,431,334     473,415,237
----------------------------------------------------------------------------------------------------------
  END OF YEAR*..............................................  $ 3,665,836    $ 548,654,648   $ 472,946,458
----------------------------------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net investment
  income of:................................................     $(29,886)        $154,568        $149,287
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
     1.  SIGNIFICANT ACCOUNTING POLICIES

     The Intermediate High Grade, Appreciation and Fundamental Value Portfolios ("Funds") are separate investment funds of the Greenwich Street Series Fund ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Trust can be acquired through investing in an individual flexible premium deferred combination fixed and variable annuity contract or a certificate evidencing interest in a master group flexible premium deferred annuity offered by certain insurance companies. The Trust offers seven other separate investment funds: Salomon Brothers Variable Money Market Fund, Diversified Strategic Income Portfolio, Salomon Brothers Variable All Cap Value Fund, Equity Index Portfolio, Salomon Brothers Variable Growth & Income Fund, Salomon Brothers Variable Emerging Growth Fund and Salomon Brothers Variable International Equity Fund. The financial statements and financial highlights for the other funds are presented in a separate shareholder report. The Funds and the other investment funds of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including the affiliates of the investment manager.

     The significant accounting policies consistently followed by the Funds are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between the bid and the asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (e) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded by the Funds on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (h) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise tax; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and
(k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS

     The Trust, on behalf of the Funds, has entered into an investment advisory agreement ("Advisory Agreement") with Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). Under the Advisory Agreement, the Intermediate High Grade, Appreciation and Fundamental Value Portfolios each pay an investment advisory fee calculated at the annual rates of 0.40%, 0.55% and 0.55%, respectively, of the value of their average daily net assets. These fees are calculated daily and paid monthly.

     The Trust, on behalf of the Funds, has entered into an administration agreement with SBFM. Under the agreement, each Fund pays an administration fee calculated at the annual rate of 0.20% of the value of their average daily net assets. These fees are calculated daily and paid monthly.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     For the six months ended June 30, 2003, Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, received brokerage commissions of $32,667.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Global Fund Services ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended June 30, 2003, each Fund paid transfer agent fees of $2,500 to CTB.

     No officer, Trustee or employee of Citigroup or its affiliates receives any compensation from the Trust for serving as a Trustee or officer of the Trust.

     All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

     3.  INVESTMENTS

     During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                                               PURCHASES        SALES
-----------------------------------------------------------------------------------------
Intermediate High Grade Portfolio...........................  $    108,113   $    106,504
Appreciation Portfolio......................................   128,536,386    139,691,175
Fundamental Value Portfolio.................................    57,130,402     41,464,242
-----------------------------------------------------------------------------------------

     At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                                           NET UNREALIZED
                                                             APPRECIATION   DEPRECIATION    APPRECIATION
---------------------------------------------------------------------------------------------------------
Intermediate High Grade Portfolio..........................  $   284,366    $    (2,084)    $    282,282
Appreciation Portfolio.....................................   77,453,274    (15,821,014)      61,632,260
Fundamental Value Portfolio................................   81,183,868    (47,909,729)      33,274,139
---------------------------------------------------------------------------------------------------------

     4.  FUTURES CONTRACTS

     The Funds may from time to time enter into futures contracts.

     Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

     The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

     At June 30, 2003, the Funds did not hold any open futures contracts.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     5.  OPTION CONTRACTS

     The Intermediate High Grade and Fundamental Value Portfolios may from time to time enter into options contracts.

     Premiums paid when put or call options are purchased by the Fund, represent investments, which are "marked to market" daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

     At June 30, 2003, the Intermediate High Grade and the Fundamental Value Portfolios did not hold any purchased call or put option contracts.

     When a Fund writes a call option or a put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

     The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.

     The following covered written call option transactions occurred in the Fundamental Value Portfolio during the six months ended June 30, 2003:

                                                              NUMBER OF
                                                              CONTRACTS      PREMIUMS
-----------------------------------------------------------------------------------------
Options written, outstanding at December 31, 2002...........    2,500       $   545,243
Options cancelled in closing purchase transactions..........   (2,500)         (545,243)
-----------------------------------------------------------------------------------------
Options written, outstanding at June 30, 2003...............       --       $         0
-----------------------------------------------------------------------------------------

     During the six months ended June 30, 2003, the Intermediate High Grade Portfolio did not enter into any written call or put option contracts.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     6.  REPURCHASE AGREEMENTS

     The Funds purchase (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

     7.  LENDING OF SECURITIES

     The Funds have an agreement with the custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receive a lenders fee. Fees earned by the Funds on securities lending are recorded in interest income. Loans of securities by the Funds are collateralized by cash, U.S. Government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

     At June 30, 2003, the Fundamental Value Portfolio loaned securities having a market value of $60,624,856 and received cash collateral amounting to $61,589,004 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

     Income earned by the Appreciation and Fundamental Value Portfolios from securities loaned during the six months ended June 30, 2003 were $16,205 and $45,657, respectively.

     At June 30, 2003, the Intermediate High Grade and Appreciation Portfolios did not have any securities on loan.

     8.  SHARES OF BENEFICIAL INTEREST

     At June 30, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares for each Fund were as follows:

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                JUNE 30, 2003     DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------
INTERMEDIATE HIGH GRADE PORTFOLIO
Shares sold.................................................          4,946              35,706
Shares issued on reinvestment...............................             --              45,710
Shares reacquired...........................................        (19,574)           (160,430)
---------------------------------------------------------------------------------------------------
Net Decrease................................................        (14,628)            (79,014)
---------------------------------------------------------------------------------------------------
APPRECIATION PORTFOLIO
Shares sold.................................................      1,375,830           4,190,186
Shares issued on reinvestment...............................             --             497,784
Shares reacquired...........................................     (1,118,941)         (2,949,823)
---------------------------------------------------------------------------------------------------
Net Increase................................................        256,889           1,738,147
---------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE PORTFOLIO
Shares sold.................................................      1,439,236           8,930,932
Shares issued on reinvestment...............................             --             964,168
Shares reacquired...........................................       (998,167)         (2,226,233)
---------------------------------------------------------------------------------------------------
Net Increase................................................        441,069           7,668,867
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

INTERMEDIATE HIGH GRADE PORTFOLIO        2003(1)       2002(2)       2001(2)       2000(2)         1999        1998(2)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................         $9.24         $9.61         $9.74         $9.69        $10.90        $10.89
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3).........          0.14          0.30          0.46          0.54          0.77          0.65
  Net realized and unrealized
     gain (loss)(3)................          0.09          0.48          0.23          0.35         (1.17)         0.07
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations.......................          0.23          0.78          0.69          0.89         (0.40)         0.72
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income............            --         (1.15)        (0.82)        (0.84)        (0.81)        (0.71)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions................            --         (1.15)        (0.82)        (0.84)        (0.81)        (0.71)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....         $9.47         $9.24         $9.61         $9.74         $9.69        $10.90
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN.......................          2.49%++       8.35%         7.39%         9.83%        (3.69)%        6.79%
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)...        $3,618        $3,666        $4,571        $6,558        $8,821       $13,242
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses.........................          1.72%+        2.02%         1.19%         0.98%         1.22%         0.93%
  Net investment income(3).........          3.09+         3.14          4.63          5.72          5.46          5.82
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE............             3%           27%           57%           42%           71%           60%
-----------------------------------------------------------------------------------------------------------------------

APPRECIATION PORTFOLIO                   2003(1)       2002(2)       2001(2)       2000(2)         1999        1998(2)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................        $17.58        $21.66        $22.81        $23.39        $21.16        $18.73
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income............          0.06          0.13          0.18          0.27          0.13          0.27
  Net realized and unrealized gain
     (loss)........................          1.67         (3.92)        (1.09)        (0.37)         2.62          3.24
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations.......................          1.73         (3.79)        (0.91)        (0.10)         2.75          3.51
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income............            --         (0.29)        (0.24)        (0.17)        (0.16)        (0.22)
  Net realized gains...............            --            --            --         (0.31)        (0.36)        (0.86)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions................            --         (0.29)        (0.24)        (0.48)        (0.52)        (1.08)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....        $19.31        $17.58        $21.66        $22.81        $23.39        $21.16
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN.......................          9.84%++     (17.53)%       (3.97)%       (0.41)%       13.12%        19.15%
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (MILLIONS).......................          $608          $549          $638          $611          $529          $246
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses.........................          0.77%+        0.77%         0.77%         0.78%         0.79%         0.80%
  Net investment income............          0.63+         0.67          0.83          1.18          1.18          1.36
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE............            25%           71%           59%           64%           53%           22%
-----------------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.50, $0.19 and 5.06%, respectively. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

FUNDAMENTAL VALUE PORTFOLIO          2003(1)     2002(2)       2001        2000        1999       1998(2)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $14.56      $19.08      $22.55      $20.14      $17.55      $17.62
----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income............      0.06        0.11        0.08        0.20        0.42        0.49
  Net realized and unrealized gain
     (loss)........................      2.11       (4.16)      (1.22)       3.73        3.37        0.38
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations.......................      2.17       (4.05)      (1.14)       3.93        3.79        0.87
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income............        --       (0.18)      (0.15)      (0.39)      (0.48)      (0.43)
  Net realized gains...............        --       (0.29)      (2.18)      (1.13)      (0.72)      (0.51)
----------------------------------------------------------------------------------------------------------
Total Distributions................        --       (0.47)      (2.33)      (1.52)      (1.20)      (0.94)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....    $16.73      $14.56      $19.08      $22.55      $20.14      $17.55
----------------------------------------------------------------------------------------------------------
TOTAL RETURN.......................     14.90%++   (21.30)%     (5.27)%     20.47%      22.02%       4.97%
----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (MILLIONS).......................      $551        $473        $473        $358        $330        $298
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses.........................      0.78%+      0.78%       0.77%       0.79%       0.79%       0.79%
  Net investment income............      0.76+       0.68        0.64        0.83        2.07        2.79
----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE............         9%         20%         32%         36%         41%         72%
----------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------

TRUSTEES                                    INVESTMENT ADVISER AND
                                            ADMINISTRATOR
Herbert Barg
Dwight B. Crane                             Smith Barney Fund Management LLC
Burt N. Dorsett
R. Jay Gerken, CFA                          CUSTODIAN
  Chairman
Elliot S. Jaffe                             State Street Bank and Trust Company
Stephen E. Kaufman
Joseph J. McCann                            TRANSFER AGENT
Cornelius C. Rose, Jr.
                                            Citicorp Trust Bank, fsb.
OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer and Treasurer

Harry D. Cohen
Vice President and
Investment Officer

Scott Glasser
Vice President and
Investment Officer

John G. Goode
Vice President and
Investment Officer

Eugene J. Kirkwood
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

GREENWICH STREET SERIES FUND
--------------------------------------------------------------------------------

APPRECIATION PORTFOLIO

FUNDAMENTAL VALUE PORTFOLIO

INTERMEDIATE HIGH GRADE PORTFOLIO

The Funds are separate investment funds of the Greenwich Street Series Fund, a Massachusetts business trust.

                                        This report is submitted for the general information of the owners of the Greenwich Street Series Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust, which contains information concerning the Trust's investment policies, fees and expenses, as well as other pertinent information.

                                        S-6225-1 N (8/03)                03-4964

ITEM 2. CODE OF ETHICS.

        Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

        (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

        (a)     Not applicable.

        (b)     Attached hereto.

        Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

        Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

GREENWICH STREET SERIES FUND

By:     /s/ R. Jay Gerken
        R. Jay Gerken
        Chief Executive Officer of
        Greenwich Street Series Fund

Date: August 28, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ R. Jay Gerken
        (R. Jay Gerken)
        Chief Executive Officer of
        Greenwich Street Series Fund

Date: August 28, 2003

By:     /s/ Richard Peteka
        (Richard Peteka)
        Chief Financial Officer of
        Greenwich Street Series Fund

Date: August 28, 2003